INCOME TAX - Reconciliation of the income tax expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Tax Statutory Tax Rate PRC [Line Items]
Income before income taxes	$ 143,723	$ 129,642	$ 83,355
Withholding tax on dividend paid by subsidiaries	5,825
Total	18,184	22,205	14,386
People Republic Of China Subsidiaries [Member]
Income Tax Statutory Tax Rate PRC [Line Items]
Expected income tax expense at statutory tax rate in the PRC	35,931	32,410	20,838
Effect of different tax rates in various jurisdictions	1,781	(521)	2,627
Effect of preferential tax treatment	(13,444)	(11,678)	(10,650)
Effect of non-taxable income	(1,500)	(284)
Effect of additional deductible research and development expenses	(5,833)	(4,260)	(2,385)
Effect of non-deductible expenses	5,489	3,046	4,608
Effect of change in tax rate	(8,457)	(4,801)	(4,835)
Change in valuation allowance	1,399	2,359	3,964
Tax rate differential on deferred tax items	0	0	2,056
Withholding tax on dividend paid by subsidiaries	2,847	4,784	(2,799)
Others	$ (29)	$ 1,150	$ 962